Business acquisitions and dispositions Acquisiton of AlarmForce Industries Inc. (Details) - Major business combination - AlarmForce shares in Millions, $ in Millions	Jan. 05, 2018 CAD ($) shares customer
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 182
Cash transferred	181
Equity interests of acquirer	$ 1
Number of instruments or interests issued or issuable | shares	0.0
Customer accounts
Disclosure of detailed information about business combination [line items]
Number of customer accounts | customer	39,000
Proceeds from sale of intangible assets	$ 67